Cash at Banks (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cash at Banks (Details) [Line Items]
Cash amount	$ 5,400
US surplus and excess lines business licensed effective		$ 5,400
Deposits	$ 5,000	$ 5,000
Bottom of Range [Member]
Cash at Banks (Details) [Line Items]
Deposits earned interest, percentage	0.60%	0.40%
Held for varying periods	5 years
Top of Range [Member]
Cash at Banks (Details) [Line Items]
Deposits earned interest, percentage	4.70%	3.00%